Other non-current assets - Long-term deposit accounts (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Non Current Assets
Increase (decrease) in long-term deposit accounts				€ 8.3	€ (1.0)
Long-term deposit forward contract
Other Non Current Assets
Closing long term deposit			€ 9.0
Period of long-term deposit	2 years		2 years
Long-term deposits	€ 9.0
Expiration term of notice period	31 days
Term deposit
Other Non Current Assets
Deposits repaid during the period		€ 0.7